CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jul. 31, 2012	Jan. 31, 2012	Nov. 03, 2011	Feb. 01, 2011
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued	33,768,828	33,768,828		22,399,952
Common stock, shares outstanding	33,768,828	33,768,828		22,399,952